LOSSES PER SHARE - Additional Information (Detail) - shares	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Convertible Preferred Securities [Member]
Antidilutive Securities Excluded From Computation Of EPS	912,410,360	639,049,510	535,549,510
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded From Computation Of EPS	68,220,000	70,000,000	70,000,000